Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Total	Common Shares	Common Stock and Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Inc. (Loss)	Noncontrolling Interests
Beginning Balance, shares at Dec. 31, 2015			201,000
Beginning Balance at Dec. 31, 2015	$ 2,348	$ 2,293		$ 895	$ 1,206	$ 192	$ 55
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	240	236			236		4
Other comprehensive income (loss)	74	74				74	0
Capital contributions from parent	45	45		45
Dividends	(140)	(140)			(140)
Other	0	1		1	0		(1)
Ending Balance, shares at Dec. 31, 2016			201,000
Ending Balance at Dec. 31, 2016	2,567	2,509		941	1,302	266	58
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	276	270			270		6
Other comprehensive income (loss)	192	192				192	0
Impact of US Corporate Tax Rate Change on AOCI	0	0			(99)	99	0
Capital contributions from parent	14	14		14
Dividends	(225)	(225)			(225)
Other	$ (16)	1		1	0	0	(17)
Ending Balance, shares at Dec. 31, 2017	201,000		201,000
Ending Balance at Dec. 31, 2017	$ 2,808	2,761		956	1,248	557	47
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Cumulative effect of accounting change	3	3			93	(90)
Net earnings	209	207			207		2
Other comprehensive income (loss)	(436)	(436)				(436)	0
Capital contributions from parent	17	17		17
Dividends	(60)	(60)			(60)
Other	$ (2)						(2)
Ending Balance, shares at Dec. 31, 2018	201,000		201,000
Ending Balance at Dec. 31, 2018	$ 2,539	$ 2,492		$ 973	$ 1,488	$ 31	$ 47